PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

As of September 30, 2025 and March 31, 2025, property and equipment, net was comprised of the following:

	As of
	September 30, 2025	March 31, 2025
Office equipment	$170,523	$110,600
Less: accumulated depreciation	(95,216)	(80,522)
	$75,307	$30,078